Insurance Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Insurance Information [Line Items]
DAC	$ 274.4	[1]				$ 250.1	[1]				$ 274.4	[1]	$ 250.1	[1]	$ 230.4	[1]	$ 232.3
Future Policy Benefits And Claims	5,683.6					5,502.3					5,683.6		5,502.3		5,368.7
Other Policyholder Funds	5,078.1					4,627.8					5,078.1		4,627.8		4,337.1
Premiums Revenues	542.7		539.8	537.0	533.8	524.5		532.8	532.9	507.5	2,153.3		2,097.7		2,101.9
Net Investment Income	155.9		147.3	152.6	157.0	158.0		152.7	141.9	149.9	612.8		602.5		586.5
Net investment income excluding other investment income											604.0		589.9		569.1
Benefits, Claims and Interest Credited											1,932.2		1,778.2		1,721.3
Amortization of DAC											59.1		51.5		58.0
Other Operating Expenses											694.8	[2]	674.6	[2]	683.8	[2]
Insurance Services [Member]
Insurance Information [Line Items]
DAC	213.7	[1]				192.2	[1]				213.7	[1]	192.2	[1]	170.7	[1]
Future Policy Benefits And Claims	5,439.4					5,267.3					5,439.4		5,267.3		5,167.2
Other Policyholder Funds	579.3					569.2					579.3		569.2		591.3
Premiums Revenues											2,145.3		2,056.2		2,067.2
Net Investment Income											341.3		338.9		335.1
Benefits, Claims and Interest Credited											1,755.5		1,571.2		1,535.0
Amortization of DAC											42.9		39.8		42.4
Other Operating Expenses											542.2	[2]	523.1	[2]	523.1	[2]
Asset Management [Member]
Insurance Information [Line Items]
DAC	60.7	[1]				57.9	[1]				60.7	[1]	57.9	[1]	59.7	[1]
Future Policy Benefits And Claims	244.2					235.0					244.2		235.0		201.5
Other Policyholder Funds	4,498.8					4,058.6					4,498.8		4,058.6		3,745.8
Premiums Revenues											8.0		41.5		34.7
Net Investment Income											262.7		251.0		234.0
Benefits, Claims and Interest Credited											176.7		207.0		186.3
Amortization of DAC											16.2		11.7		15.6
Other Operating Expenses											$ 152.6	[2]	$ 151.5	[2]	$ 160.7	[2]

[1]	See "Note 1—Summary of Significant Accounting Policies—DAC, VOBA and Other Intangible Assets" And "Note 12—DAC, VOBA and Other Intangible Assets."
[2]	Other operating expenses include operating expenses, commissions and bonuses, premium taxes, interest expense and the net increase in DAC, VOBA and other intangible assets.